Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of useful life of property and equipment

Category	Method	Useful life
Equipment and Vehicles	Straight-line	3 to 7 years
Building Leasehold Improvements	Straight-line	5 to 8 years

Schedule of potentially dilutive shares

	December 31,	December 31,
	2022	2021
Share purchase options	1,945,650	2,497,150
Shares units	780,897	82,297
Warrants	200,000	200,000
Total	2,926,547	2,779,447